Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events
19.	Subsequent Events
(1)

On January 19, 2020, Zastron Shenzhen withdrew $3.06 million from Bank of China with a credit line of $143 million obtained in September 2019. See Note 8 to the consolidated financial statement for additional information.

(2)

On January 19, 2020, NTISZ withdrew $9.08 million from Shenzhen Rural Commercial Bank’s credit line of $143 million obtained in October 2019. See Note 8 to the consolidated financial statement for additional information.

(3)

On February 13, 2020, Zastron Shenzhen obtained a bank loan of $15.76 million. The loan contract is signed by Zastron Shenzhen and Xiamen International Bank Co., Ltd. Zhuhai branch (Xiamen International Bank) in January 2020, with a credit line of $15.76 million, due on January 6, 2022 with an interest rate of 7.4%. NTISZ provides a mortgage guarantee for the real estate located in Gushu Namtai Road, Xixiang street, Baoan District, Shenzhen City (parcel No. A116-0018) and the corresponding land use right of the real estate, and NTISZ provides joint liability guarantee.

(4)

On February 27, 2020, NTISZ withdrew $7.54 million from Shenzhen Rural Commercial Bank’s credit line of $143 million obtained in October 2019. See Note 8 to the consolidated financial statement for additional information.

(5)

In January 2020, we granted stock options to purchase an aggregate of 1,825,000 common shares of our company to our management personnel, including 900,000 to Ying Chi Kwok, chairman of our Board of Directors and our chief executive officer, and 200,000 to Yu Zhang, our chief financial officer, at an exercise price of $9.41 per share, which was 100% of the closing price of our common share on the date of the grant. These options shall vest per annum in five equal portions. The first portion vested on January 22, 2020 and will expire on December 31, 2020. The next four portions will be vested on January 1 of 2021, 2022, 2023 and 2024 and will be expired on December 31, 2021, 2022, 2023 and 2024, respectively.

(6)

On March 19, 2020, we won the bidding of a commercial and residential land parcel (No.: 2020WR002) in Guangdong province through public auction for an area of approximately 33,763 square meters. The total consideration of the land parcel is RMB 705.48 million ($101.07 million). The signing of the land use right assignment contract is expected to take place by the end of March 2020.